UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                 --------------

 Check here if Amendment |_|; Amendment Number:
                                               -----------

 This Amendment (Check only one.):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Russell B. Faucett
            ------------------------------
 Address:   2001 Wilshire Blvd., Suite 401
            ------------------------------
            Santa Monica, California 90403
            ------------------------------

 Form 13F File Number:  28 - 12082
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:      Russell B. Faucett
            ------------------
 Title:
            ------------------
 Phone:     (310) 264-4844
            ------------------

Signature, Place, and Date of Signing:


        /s/ Russell B. Faucett    Santa Monica, California     April 17, 2009
        ----------------------    ------------------------     --------------
              [Signature]              [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


SEC 1685 (3-01)      Persons who respond to the collection of
                     information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                          -------

Form 13F Information Table Entry Total:      5
                                          -------

Form 13F Information Table Value Total:   151,899
                                          -------
                                        (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                                FORM 13F INFORMATION TABLE
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Column 1          Column 2        Column 3   Column 4   Column 5                Column 6    Column 7
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NAME OF ISSUER    TITLE OF CLASS  CUSIP      VALUE      SHRS OR      SH/  PUT/  INVESTMENT  Voting Authority
                                             (x $1000)  PRN AMT      PRN  CALL  DISCRETION  ---------------------------------------
                                                                                            SOLE          SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR      ULTRA MIDCAP    74347R404  45,354     2,314,000    SH         Sole        2,314,000
                  400
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PROSHARES TR      ULTRA RUSL      74347R842  45,906     3,403,000    SH         Sole        3,403,000
                  2000
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PROSHARES TR      ULTRA S&P 500   74347R107  46,267     2,345,000    SH         Sole        2,345,000
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ABITIBIBOWATER    COM             003687100  419        761,000      SH         Sole        761,000
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USA MOBILITY INC  COM             90341G103  13,953     1,515,000    SH         Sole        1,515,000
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